Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2025
Accumulated Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income
14. ACCUMULATED OTHER COMPREHENSIVE INCOME
The components of AOCI are as follows:
millions of dollars
Unrealized gain
(loss) on
translation of
self-sustaining
foreign
operations
Net change
in net
investment
hedges
Gains (losses)
on derivatives
recognized
as cash flow
hedges
Net change
on available-
for-sale
investments
Net change in
unrecognized
pension and
post-retirement
benefit costs
Total
AOCI
For the year ended December 31, 2025
Balance, January 1, 2025 $
1,396 $ (163) $
12 $ -
$
16 $
1,261
OCI before
reclassifications
(623)
82 -
2 -
(539)
Amounts reclassified from
AOCI
-
-
(2) -
153
151
Net current period OCI (623)
82 (2)
2
153 (388)
Balance, December 31, 2025 $
773 $ (81) $
10 $
2 $
169 $
873
For the year ended December 31, 2024
Balance, January 1, 2024 $
369 $ (24) $
14 $ (2) $ (52) $
305
OCI before
reclassifications
1,027 (139) -
2 -
890
Amounts reclassified from
AOCI
-
-
(2) -
68
66
Net current period OCI
1,027 (139) (2)
2
68
956
Balance, December 31, 2024 $
1,396 $ (163) $
12 $ -
$
16 $
1,261
The reclassifications out of AOCI are as follows:
For the Year ended December 31
millions of dollars 2025 2024
Affected line item in the Consolidated Financial Statements
Gains on derivatives recognized as cash flow hedges
Interest rate hedge
Interest expense, net $ (2) $ (2)
Net change in unrecognized pension and post-retirement benefit costs
Actuarial (gains) losses
Other income, net $ (2) $
2
Past service costs (gains)
Other income, net
2 (2)
Amounts reclassified into obligations
Pension and post-retirement benefits
156
68
Total
before tax
156
68
Income tax expense (3) -
Total
net of tax
$
153 $
68
Total reclassifications out of AOCI, net of tax, for the period $
151 $
66